                                                                          NUVEEN

NUVEEN NATIONAL
INSURED UNIT TRUST 311                                                       842


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.82 - 5.02%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.89 - 5.15%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 5, 1996                    - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.98 to $97.02 depending on the purchase amount
Cusip           6710A4 520 monthly payment plan
Numbers         6710A4 538 quarterly payment plan
                6710A4 546 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Alabama                10.6  %          California             21.8  %          Iowa                   11.0  %
Massachusetts           2.1             Michigan                7.1             New York               10.9
Pennsylvania           21.5             Virginia               15.0

MATURITY DATES (Descrtiption of Chart)
2015-18                                           19.50%
2019-22                                           40.40%
2023+                                             40.10%

The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/04/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.53%
     Tax Equivalent Yield                          4.82%

Treasury Bonds
     Pre-Tax                                       6.35%
     Tax Equivalent Yield                          6.03%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE
  BOND INDEX. ASSUMES 36% FEDERAL AND 5% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $ 1,000,000  City of Birmingham, Alabama, General Obligation Street Improvement                       AAA   Aaa
              Warrants, Series 1995-B, 5.375% Due 6/1/20.                                 2005 at 102
   1,000,000  State Public Works Board of the State of California, Lease Revenue Bonds                 AAA   Aaa
              (Department of Corrections), 1993 Series E (California State Prison-Madera
              County (II)), 5.50% Due 6/1/19.                                             2004 at 102
   1,000,000  Contra Costa Water District (Contra Costa County, California), Water                     AAA   Aaa
              Revenue Bonds, Series G, 5.50% Due 10/1/19. (Original issue discount bonds delivered on or about September 7, 1994 at a price of 90.795% of principal
              amount.)                                                                    2004 at 102
     750,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1992A, 0.00% Due 6/15/17. (Original issue discount bonds delivered on or about January 5, 1993 at a price of 19.735%
              of principal amount.)                                                       No Optional
                                                                                              Call
   1,000,000  Woodbury County, Iowa, Health System Revenue Refunding Bonds (St. Luke's                 AAA   Aaa
              Obligated Group), Series 1995A, 5.55% Due 9/1/20. (Original issue discount bonds delivered on or about October 26, 1995 at a price of 94.217% of
              principal amount.)                                                          2005 at 102
     195,000  Town of Andover, Massachusetts, General Obligation Bonds, 5.375% Due                     AAA   Aaa
              11/15/15.                                                                   2005 at 102
     600,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,                AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.                                            2005 at 101
      50,000  Shelby Public School, County of Oceana, State of Michigan, 1995 School                   AAA   Aaa
              Building and Site Bonds, 5.625% Due 5/1/21. (General Obligation Bonds.)     2004 at 101
   1,000,000  New York City, New York, Municipal Water Finance Authority, Water and Sewer              AAA   Aaa
              System Revenue Bonds, Fiscal 1996 Series A, 5.50% Due 6/15/23. (Original
              issue discount bonds delivered on or about August 16, 1995 at a price of
              88.954% of principal amount.)                                               2005 at 100
   1,000,000  Allegheny County Hospital Development Authority (Pennsylvania), Health                   AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.                                         2005 at 102
   1,000,000  Chester County (Pennsylvania), Health and Education Facilities Authority,                AAA   Aaa
              Health System Revenue Bonds, Series A of 1994 (Main Line Health System),
              5.50% Due 5/15/15.                                                          2004 at 102
   1,405,000  Industrial Development Authority of the City of Alexandria, Virginia,                    AAA   Aaa
              Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 1994
              Series, 5.375% Due 2/15/24.                                                 2004 at 102
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             12 BONDS FROM 9 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/04/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.98     4.90 %      4.82%   4.89%   4.86%   4.92%   4.87%   4.94 %
 500 / $50,000               99.82     4.75        4.83    4.90    4.86    4.92    4.88    4.94
 1,000 / $100,000            99.56     4.50        4.84    4.92    4.88    4.95    4.90    4.97
 2,500 / $250,000            99.30     4.25        4.86    4.93    4.89    4.96    4.91    4.98
 5,000 / $500,000            98.53     3.50        4.89    4.99    4.93    5.02    4.95    5.04
 10,000 / $1,000,000         98.02     3.00        4.92    5.03    4.95    5.06    4.97    5.08
 25,000 / $2,500,000         97.52     2.50        4.95    5.06    4.98    5.10    5.00    5.11
 50,000 / $5,000,000         97.02     2.00        4.97    5.10    5.00    5.13    5.02    5.15

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.82  % 6.69%   6.99%   7.53%   7.98%
         4.83    6.71    7.00    7.55    8.00
         4.84    6.72    7.01    7.56    8.01
         4.86    6.75    7.04    7.59    8.05
         4.89    6.79    7.09    7.64    8.10
         4.92    6.83    7.13    7.69    8.15
         4.95    6.88    7.17    7.73    8.20
         4.97    6.90    7.20    7.77    8.23

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .3481
 Monthly plan            3/15/96       .4017   $ 4.8228
 Quarterly plan          5/15/96      1.2132
                         8/15/96      1.2132     4.8548
 Semi-annual plan        5/15/96      1.2177
                        11/15/96      2.4354     4.8738
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.05 =  99.950
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/04/96)        interest
 99.950       X   $4.8228        =   $482.04
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MASSACHUSETTS
INSURED UNIT TRUST 132                                                       842


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.74 - 4.94%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.77 - 5.03%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 5, 1996                    - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.9 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.93 to $99.89 depending on the purchase amount
Cusip           670947 555 monthly payment plan
Numbers         670947 563 quarterly payment plan
                670947 571 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-14                                           35.40%
2015-19                                            9.40%
2020-23                                            0.00%
2024-27                                           42.90%
2028+                                             12.30%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/04/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.39%
     Tax Equivalent Yield                          4.74%

Treasury Bonds
     Pre-Tax                                       6.85%
     Tax Equivalent Yield                          6.03%

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.00% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   200,000  The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated   2004 at 102  AAA   Aaa
              Loan of 1994, Series A, 5.00% Due 1/1/12.
     500,000  Massachusetts Bay Transportation Authority, General Transportation System   2005 at 101  AAA   Aaa
              Bonds, 1995 Series B, 5.375% Due 3/1/25. (Original issue discount bonds delivered on or about October 3, 1995 at a price of 92.994% of principal amount.)(General Obligation Bonds.)
     430,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 102  AAA   Aaa
              Harvard University Issue, Series P, 5.375% Due 11/1/32. (Original issue discount bonds delivered on or about June 13, 1995 at a price of 94.007% of principal amount.)
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2004 at 102  AAA   Aaa
              New England Medical Center Hospitals Issue, Series G-1, 5.375% Due 7/1/24.
     500,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System     2004 at 102  AAA   Aaa
              Revenue Bonds, 1994 Series B, 5.00% Due 7/1/13.
     320,000  Massachusetts State General Obligation Bonds, Metropolitan Water District,  No Optional  AAA   Aaa
              4.10% Due 5/1/11. (Original issue discount bonds delivered on or about May      Call
              1, 1971 at a price of 78.782% of principal amount.)
     500,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series  2005 at 102 AAA   Aaa
              B, 5.00% Due 12/1/25. (Original issue discount bonds delivered on or about
              January 4, 1996 at a price of 94.801% of principal amount.)
     330,000  Town of Andover, Massachusetts, General Obligation Bonds, 5.375% Due        2005 at 102  AAA   Aaa
              11/15/15.
     220,000  Town of Franklin, Massachusetts, General Obligation Bonds, 5.25% Due        2005 at 102  AAA   Aaa
              11/15/14.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            9 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/04/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.93     4.90 %      4.74%   4.77%   4.77%   4.80%   4.79%   4.82 %
 500 / $50,000              102.77     4.75        4.75    4.78    4.78    4.80    4.80    4.82
 1,000 / $100,000           102.50     4.50        4.76    4.80    4.79    4.83    4.81    4.85
 2,500 / $250,000           102.24     4.25        4.77    4.81    4.81    4.84    4.82    4.86
 5,000 / $500,000           101.44     3.50        4.81    4.87    4.84    4.90    4.86    4.92
 10,000 / $1,000,000        100.92     3.00        4.84    4.91    4.87    4.94    4.89    4.96
 25,000 / $2,500,000        100.40     2.50        4.86    4.94    4.89    4.97    4.91    4.99
 50,000 / $5,000,000         99.89     2.00        4.89    4.98    4.92    5.01    4.94    5.03

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      36.5%   39.5%   43.5%   47.0%
         4.74  % 7.46%   7.83%   8.39%   8.94%
         4.75    7.48    7.85    8.41    8.96
         4.76    7.50    7.87    8.42    8.98
         4.77    7.51    7.88    8.44    9.00
         4.81    7.57    7.95    8.51    9.08
         4.84    7.62    8.00    8.57    9.13
         4.86    7.65    8.03    8.60    9.17
         4.89    7.70    8.08    8.65    9.23

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .3525
 Monthly plan            3/15/96       .4068   $ 4.8818
 Quarterly plan          5/15/96      1.2276
                         8/15/96      1.2276     4.9138
 Semi-annual plan        5/15/96      1.2330
                        11/15/96      2.4660     4.9328
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 103.00 =  97.087
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/04/96)        interest
 97.087       X   $4.8818        =   $473.96
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MICHIGAN
INSURED UNIT TRUST 63                                                        842


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.83 - 5.03%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.86 - 5.12%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 5, 1996                    - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.79 to $97.81 depending on the purchase amount
Cusip           67095E 401 monthly payment plan
Numbers         67095E 419 quarterly payment plan
                67095E 427 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Michigan

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-18                                           20.10%
2019-22                                           52.00%
2023+                                             27.90%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/04/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.05%
     Tax Equivalent Yield                          4.83%

Treasury Bonds
     Pre-Tax                                       6.43%
     Tax Equivalent Yield                          6.03%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40% FEDERAL AND STATE INCOME TAX RATE AND A 6.15% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds  2004 at 102 AAA   Aaa
              (Mercy Memorial Hospital, Monroe, Michigan), Series 1994, 5.25% Due 6/1/21.
     100,000  Michigan Municipal Bond Authority, Local Government Loan Program, Revenue   No Optional  AAA   Aaa
              Bonds, Series 1994G, 0.00% Due 5/1/15. (Original issue discount bonds           Call
              delivered on or about December 21, 1994 at a price of 25.127% of principal amount.)
     500,000  City of Detroit, Michigan, Sewage Disposal System Revenue Refunding Bonds,  2005 at 101  AAA   Aaa
              Series 1995-B, 5.25% Due 7/1/21. (Original issue discount bonds delivered on or about November 21, 1995 at a price of 93.88% of principal amount.)
     325,000  Board of Trustees of Ferris State University (Michigan), General Revenue    2005 at 101  AAA   Aaa
              and Refunding Bonds, Series 1995, 5.25% Due 10/1/20.
     500,000  Holly Area School District, County of Oakland, State of Michigan, 1995      2005 at 101  AAA   Aaa
              School Building and Site Bonds, 5.625% Due 5/1/25. (General Obligation
              Bonds.)
     500,000  City of Kalamazoo Hospital Finance Authority (Michigan), Hospital Revenue   2004 at 102  AAA   Aaa
              Refunding Bonds (Borgess Medical Center), Series 1994A, 5.25% Due 6/1/17.
     475,000  Paw Paw Public Schools, County of Van Buren, State of Michigan, 1995 School  2005 at 100 AAA   Aaa
              Building and Site Bonds, 5.625% Due 5/1/25. (General Obligation Bonds.)
     100,000  Romulus Community Schools, County of Wayne, State of Michigan, 1993         No Optional  AAA   Aaa
              Refunding Bonds, 0.00% Due 5/1/18. (Original issue discount bonds delivered      Call
              on or about May 4, 1993 at a price of 22.274% of principal amount.)(General
              Obligation Bonds.)
     500,000  Shelby Public School, County of Oceana, State of Michigan, 1995 School      2004 at 101  AAA   Aaa
              Building and Site Bonds, 5.625% Due 5/1/21. (General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            9 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/04/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.79     4.90 %      4.83%   4.86%   4.87%   4.89%   4.89%   4.91 %
 500 / $50,000              100.63     4.75        4.84    4.87    4.87    4.90    4.89    4.92
 1,000 / $100,000           100.37     4.50        4.85    4.89    4.89    4.92    4.91    4.94
 2,500 / $250,000           100.10     4.25        4.87    4.91    4.90    4.94    4.92    4.96
 5,000 / $500,000            99.33     3.50        4.91    4.96    4.94    4.99    4.96    5.01
 10,000 / $1,000,000         98.81     3.00        4.93    5.00    4.96    5.03    4.98    5.05
 25,000 / $2,500,000         98.31     2.50        4.96    5.04    4.99    5.07    5.01    5.09
 50,000 / $5,000,000         97.81     2.00        4.98    5.07    5.01    5.10    5.03    5.12

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.5%   35.0%   40.0%   43.5%
         4.83  % 7.16%   7.43%   8.05%   8.55%
         4.84    7.17    7.45    8.07    8.57
         4.85    7.19    7.46    8.08    8.58
         4.87    7.21    7.49    8.12    8.62
         4.91    7.27    7.55    8.18    8.69
         4.93    7.30    7.58    8.22    8.73
         4.96    7.35    7.63    8.27    8.78
         4.98    7.38    7.66    8.30    8.81

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .3517
 Monthly plan            3/15/96       .4059   $ 4.8727
 Quarterly plan          5/15/96      1.2258
                         8/15/96      1.2258                                    4.9047
 Semi-annual plan        5/15/96      1.2303
                        11/15/96      2.4606     4.9237
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.86 =  99.147
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/04/96)        interest
 99.147       X   $4.8727        =   $483.11
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)